Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Information
Assets	$ 119,213	[1]	$ 116,433	$ 113,452
Interest expense	459		411	368
Total segments
Segment Information
Assets	97,310		91,557	89,292
Depreciation/amortization of intangibles	4,470		4,739	4,900
Capital expenditures/investments in intangibles	4,233		4,325	4,434
Interest income	1,942		2,139	2,116
Interest expense	410		538	548
Global Technology Services
Segment Information
Assets	15,884		15,475	15,560
Depreciation/amortization of intangibles	1,597		1,713	1,632
Capital expenditures/investments in intangibles	1,760		1,838	1,511
Global Business Services
Segment Information
Assets	8,022		8,078	8,007
Depreciation/amortization of intangibles	75		83	75
Capital expenditures/investments in intangibles	42		56	52
Software
Segment Information
Assets	26,291		23,926	22,625
Depreciation/amortization of intangibles	1,157		1,062	992
Capital expenditures/investments in intangibles	618		469	463
Systems and Technology
Segment Information
Assets	8,232		7,649	7,287
Depreciation/amortization of intangibles	786		737	784
Capital expenditures/investments in intangibles	1,106		1,032	1,163
Global Financing
Segment Information
Assets	38,882		36,427	35,813
Depreciation/amortization of intangibles	853		1,145	1,417
Capital expenditures/investments in intangibles	708		930	1,246
Interest income	1,942		2,139	2,116
Interest expense	$ 410		$ 538	$ 548

[1]	Amounts may not add due to rounding.